Fair Value Measurements - Schedule of fair value hierarchy (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Assets:
Total financial assets	$ 100,000
Liabilities:
Total financial liabilities	13,700
Contingent Consideration [Member]
Liabilities:
Total financial liabilities	13,700
Level 1 [Member]
Assets:
Total financial assets	100,000
Liabilities:
Total financial liabilities	0
Level 1 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities	0
Level 2 [Member]
Assets:
Total financial assets	0
Liabilities:
Total financial liabilities	0
Level 2 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities	0
Level 3 [Member]
Assets:
Total financial assets	0
Liabilities:
Total financial liabilities	13,700
Level 3 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities	13,700
Money market account
Assets:
Total financial assets	100,000
Money market account | Level 1 [Member]
Assets:
Total financial assets	100,000
Money market account | Level 2 [Member]
Assets:
Total financial assets	0
Money market account | Level 3 [Member]
Assets:
Total financial assets	$ 0